Venezuelan operations (Tables)	12 Months Ended
Dec. 31, 2020
Venezuelan Operations [Abstract]
Schedule of foreign currency translation	The following table summarizes the impacts during fiscal years 2020, 2019 and 2018:

	2020	2019	2018
Write down of inventories (i)	$(1,625)	$(4,468)	$(61,007)
Impairment of long-lived assets (i)	(904)	(2,123)	(12,089)
Foreign currency exchange income (loss) (ii)	27	(583)	5,061

(i)Presented within Other operating income (expenses), net.
(ii)Presented within Foreign currency exchange results.